Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000242902 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000242902 | Apple
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242902 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000242902 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242902 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242902 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242902 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242902 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242902 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242902 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242902 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000242902 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000242902 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000242902 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000242902 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000242902 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242902 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242902 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242902 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242902 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000242904 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000242904 | Apple
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242904 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000242904 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242904 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242904 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242904 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242904 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242904 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242904 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242904 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000242904 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000242904 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000242904 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000242904 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000242904 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242904 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242904 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242904 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242904 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000242903 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000242903 | Apple
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242903 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000242903 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242903 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242903 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242903 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242903 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242903 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242903 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242903 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000242903 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000242903 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000242903 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000242903 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000242903 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242903 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242903 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242903 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242903 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	11.10%